FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operative working capital - negative
Trade receivables	$ 37,616	$ 43,934
Other receivables	17,005	13,501
Inventories	6,448	6,068
Current liabilities (not considering financial debt)	(153,950)	(196,184)
Operative working capital - negative	$ (92,881)	$ (132,681)
Over revenues	12.70%	16.00%
Variations in operative working capital - negative
Variation in trade receivables	$ (6,318)
Variation in other receivables	3,504
Variation in inventories	380
Variation in current liabilities (not considering financial debt)	42,234
Variation in operative working capital	39,800
Net current financial asset (debt)
Cash and cash equivalents	40,052	$ 38,665	$ 226	$ 226
Other receivables	2,532	3,730
Investments	8,373	21,010
Current financial debt	(134,361)	(126,360)
Net Current financial (liability) asset	(83,404)	(62,955)
Assets classified as held for sale	954
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	1,387
Variation in investments	(12,637)
Variation in other receivable	1,198
Variation in current financial debt	(8,001)
Variation in net Current financial (liability) asset	(20,449)
Variation in assets classified as held for sale	954
Negative operating working capital (current assets - current liabilities)	(175,331)	$ (195,636)
Variation in negative operating working capital (current assets - current liabilities)	$ 20,305
Liquidity rate	0.39	0.39